Provisions - Provision for pension obligation (Details) - Provision for pension obligation - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Provision for pension obligation at beginning of year			€ 4.5
Movement during the year	€ 0.0	€ 0.0	€ (4.5)